                            KEYNOTE SERIES ACCOUNT

                      Statement of Assets and Liabilities

                           June 30, 2001 (unaudited)

                                                   IVA Subaccount
                                         ----------------------------------
                                                         Non-tax    Variable
                                         Tax Qualified  Qualified   Payouts
                                         ------------- -----------  --------
                Assets
Shares held in Equity Income Portfolio
  of MONY Series Fund, Inc..............      603,143      142,579    1,385
                                          ===========  ===========  =======
Investments at cost.....................  $12,516,190  $ 3,118,126  $25,148
                                          ===========  ===========  =======
   Investments at net asset value.......  $10,307,710  $ 2,436,681  $23,662
   Amount due from MONY.................          349           29        0
                                          -----------  -----------  -------
Total assets............................   10,308,059    2,436,710   23,662
                                          -----------  -----------  -------
              Liabilities
Amount due to MONY......................       26,711        6,199        0
Amount due to MONY Series Fund, Inc.....          349           29        0
                                          -----------  -----------  -------
Total liabilities.......................       27,060        6,228        0
                                          -----------  -----------  -------
Net assets..............................  $10,280,999  $ 2,430,482  $23,662
                                          ===========  ===========  =======
Net assets consist of:
   Contractholders' net payments........  $(6,148,853) $(1,216,257) $(5,695)
   Undistributed net investment income..   12,335,205    2,746,512   37,919
   Accumulated net realized gain (loss)
     on investments.....................    6,303,127    1,581,672   (7,076)
   Net unrealized appreciation
     (depreciation) of investments......   (2,208,480)    (681,445)  (1,486)
                                          -----------  -----------  -------
Net assets..............................  $10,280,999  $ 2,430,482  $23,662
                                          ===========  ===========  =======
Number of units outstanding*............       73,146       18,500      168
                                          -----------  -----------  -------
Net asset value per unit outstanding*...  $    140.55  $    131.38  $140.68
                                          ===========  ===========  =======

* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                            KEYNOTE SERIES ACCOUNT

                            Statement of Operations

              For the six months ended June 30, 2001 (unaudited)

                                                               IVA Subaccount
                                                      --------------------------------
                                                                     Non-tax   Variable
                                                      Tax-Qualified Qualified  Payouts
                                                      ------------- ---------  --------
Dividend income......................................  $   187,874  $  42,300  $   750
Distributions from net realized gains................    1,093,189    246,131    4,366
Mortality and expense risk charges...................      (55,249)   (12,749)       0
                                                       -----------  ---------  -------
Net investment income................................    1,225,814    275,682    5,116
                                                       -----------  ---------  -------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on investments.............      138,203     50,737   (3,305)
 Net change in unrealized depreciation of investments   (2,242,279)  (530,197)  (4,308)
                                                       -----------  ---------  -------
Net realized and unrealized loss on investments......   (2,104,076)  (479,460)  (7,613)
                                                       -----------  ---------  -------
Net decrease in net assets resulting from operations.  $  (878,262) $(203,778) $(2,497)
                                                       ===========  =========  =======



                      See notes to financial statements.

                            KEYNOTE SERIES ACCOUNT

                      Statement of Changes in Net Assets

                                                                               IVA Subaccount
                                                ----------------------------------------------------------------------------
                                                      Tax-Qualified           Non-tax Qualified         Variable Payouts
                                                ------------------------  ------------------------  ------------------------
                                                For the six    For the    For the six    For the    For the six    For the
                                                months ended  year ended  months ended  year ended  months ended  year ended
                                                  June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                                    2001         2000         2001         2000         2001         2000
                                                ------------ ------------ ------------ ------------ ------------ ------------
                                                (unaudited)               (unaudited)               (unaudited)
From operations:
    Net investment income...................... $ 1,225,814  $ 1,854,659   $  275,682   $  427,313    $  5,116    $   8,178
    Net realized gain (loss) on investments....     138,203      405,323       50,737       90,421      (3,305)     (19,152)
    Net change in unrealized appreciation
     (depreciation) of investments.............  (2,242,279)  (1,699,545)    (530,197)    (387,890)     (4,308)      10,675
                                                -----------  -----------   ----------   ----------    --------    ---------
Net increase (decrease) in net assets resulting
 from operations...............................    (878,262)     560,437     (203,778)     129,844      (2,497)        (299)
                                                -----------  -----------   ----------   ----------    --------    ---------
From unit transactions:
    Net proceeds from the issuance of units....      60,000       31,479      102,057       52,658      27,929       99,717
    Net asset value of units redeemed or
     used to meet contract obligations.........  (1,213,339)  (1,446,503)    (283,130)    (393,044)    (53,185)    (170,876)
                                                -----------  -----------   ----------   ----------    --------    ---------
Net decrease from unit transactions............  (1,153,339)  (1,415,024)    (181,073)    (340,386)    (25,256)     (71,159)
                                                -----------  -----------   ----------   ----------    --------    ---------
Net decrease in net assets.....................  (2,031,601)    (854,587)    (384,851)    (210,542)    (27,753)     (71,458)
Net assets beginning of period.................  12,312,600   13,167,187    2,815,333    3,025,875      51,415      122,873
                                                -----------  -----------   ----------   ----------    --------    ---------
Net assets end of period*...................... $10,280,999  $12,312,600   $2,430,482   $2,815,333    $ 23,662    $  51,415
                                                ===========  ===========   ==========   ==========    ========    =========
Unit transactions:
Units outstanding beginning of period..........      81,059       91,045       19,829       22,384         340          862
Units issued during the period.................         422          220          746          396         196          709
Units redeemed during the period...............      (8,335)     (10,206)      (2,075)      (2,951)       (368)      (1,231)
                                                -----------  -----------   ----------   ----------    --------    ---------
Units outstanding end of period................      73,146       81,059       18,500       19,829         168          340
                                                ===========  ===========   ==========   ==========    ========    =========
* Includes undistributed net investment
 income of:                                     $12,335,205  $11,109,391   $2,746,512   $2,470,830    $ 37,919    $  32,803
                                                ===========  ===========   ==========   ==========    ========    =========


                      See notes to financial statements.

                            KEYNOTE SERIES ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business:

   Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   Keynote operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as a funding vehicle for retirement plans maintained by state educational organizations and certain other organizations to purchase tax-deferred annuities for their employees ("Group Plans") and as a funding vehicle for annuities purchased by individuals, principally for retirement purposes ("Individual Plans"). MONY is the legal owner of the assets in Keynote. This report contains information related to Individual Plans only.

   There is one separate account which consists of three subaccounts, two of which are available to Individual Plans. They all invest solely in the Equity Income Portfolio (the "Portfolio") of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company and is affiliated with MONY.

   The financial statements and footnotes of the Portfolio are contained on pages hereinafter of this report and should be read in conjunction with these financial statements.

2. Significant Accounting Policies

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of the Portfolio is stated at value which is the net asset value reported by the Portfolio. The Portfolio's net asset value is based upon market or fair valuations of the securities held in the Portfolio.

  Investment Transactions and Investment Income:

   Investments in the Portfolio are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the Portfolio determined on the identified cost basis. Dividend income and distributions of net realized gains from the Portfolio are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the Portfolio. Dividends and distributions received are reinvested in additional shares of the Portfolio.

  Taxes:

   The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributed to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

3. Related Party Transactions

   Because Keynote purchases shares of the Portfolio, the net assets of Keynote reflect the Portfolio's investment management fee charged by MONY Life Insurance Company of America (a wholly-owned

                            KEYNOTE SERIES ACCOUNT
subsidiary of MONY), the investment adviser, which provides investment advice and related services to the Portfolio.

   Daily charges against Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.0% of the average daily net assets of the IVA Tax Qualified and Non-tax Qualified subaccounts and no charges are made against the IVA Variable Payouts subaccount.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed during the six months ended June 30, 2001 were as follows:

                                                Cost of Shares Acquired
IVA Subaccounts                                 (Excludes Reinvestments) Proceeds from Shares Redeemed
---------------                                 ------------------------ -----------------------------
MONY Series Fund, Inc.-Equity Income Portfolio:

Tax Qualified..................................         $ 59,415                  $1,245,876
Non-tax Qualified..............................          100,938                     289,630
Variable Payouts...............................           27,929                      53,185

                            MONY SERIES FUND, INC.

                            Equity Income Portfolio

   We anticipate an economic recovery later this year. Initially it may be slower than usual, but if foreign economies, which weakened at the same time as the U.S. did, also strengthen, the recovery could gather steam. Generally, cyclical stocks begin to anticipate economic recovery by several quarters, and this process is occurring now. The Portfolio has been gradually increasing holdings of economy sensitive stocks over the past several months. Basic materials--papers, forest products and chemicals have been increased and Alcoa and USX U.S. Steel Group have been added in the metals. Capital spending related names such as Caterpillar, Ingersoll Rand, Emerson Electric and United Technologies should also benefit from economic recovery as will the railroads.

   Energy stocks have been reduced in the Portfolio. Weaker demand has brought prices down more than expected, and while earnings gains should be good they will also be less than anticipated. Oils, natural gas and oil services have all been reduced in weight. Financials remain an important part of the Portfolio. Insurance stocks had been the major holding, but recently banks have been increased. Healthcare also remains as an overweight. The emphasis had been on hospital supplies, but weakness in the drug stocks has made them attractive again. The Portfolio thus has a balance of stable growth, anticipating some choppiness in the market, but is moving gradually toward a greater emphasis on stocks we expect to benefit from economic recovery.

                            MONY SERIES FUND, INC.
                            Equity Income Portfolio
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001

Domestic Common                       Number of Shares or
Stocks -- 90.46%                       Principal Amount       Value
------------------------------------------------------------------------

Aerospace -- 5.23%
  Honeywell International Inc.               3,500        $     122,465
  Northrop Grumman Corporation               3,000              240,300
  Raytheon Company (Class B)                 3,500               92,925
  United Technologies Corporation            4,000              293,040
                                                          -------------
                                                                748,730

Automotive -- 1.50%
  Ford Motor Company                         3,500               85,925
  General Motors Corporation                 2,000              128,700
                                                          -------------
                                                                214,625

Banking -- 3.88%
  Bank of America Corporation                2,300              138,069
  Bank of New York Company Inc.              1,700               81,600
  FleetBoston Financial Corporation          2,200               86,790
  J. P. Morgan Chase & Company               3,500              156,100
  Wells Fargo & Company                      2,000               92,860
                                                          -------------
                                                                555,419

Chemicals -- 2.29%
  Dow Chemical Company                       4,800              159,600
  Du Pont (E. I.) de Nemours &
   Company                                   3,500              168,840
                                                          -------------
                                                                328,440

Computer Hardware -- 0.90%
  Hewlett-Packard Company                    4,500              128,700

Conglomerates -- 3.14%
  Minnesota Mining &
   Manufacturing Company                     2,500              285,250
  Textron Inc.                               3,000              165,120
                                                          -------------
                                                                450,370

Construction -- 1.26%
  Fluor Corporation                          2,500              112,875
  Foster Wheeler Limited                     7,500               67,875
                                                          -------------
                                                                180,750

Consumer Non-Durables -- 1.29%
  Avon Products Inc.                         4,000              185,120

Consumer Products -- 1.81%
  Colgate-Palmolive Company                  2,500              147,475
  Kimberly-Clark Corporation                 2,000              111,800
                                                          -------------
                                                                259,275

Crude & Petroleum -- 4.13%
  Burlington Resources Inc.                  2,500               99,875
  Chevron Corporation                        1,100               99,550
  Exxon Mobil Corporation                    3,500              305,725
  Texaco Inc.                                1,300               86,580
                                                          -------------
                                                                591,730

Electrical Equipment -- 5.29%
  Dominion Resources Inc.                    2,500              150,325
  Emerson Electric Company                   4,000              242,000
  General Electric Company                   7,500              365,625
                                                          -------------
                                                                757,950

Electronics -- 0.80%
  Rockwell International Corporation         3,000              114,360

Energy -- 5.71%
  Duke Energy Corporation                    5,000              195,050
  El Paso Corporation                        2,500              131,350
  Entergy Corporation                        3,500              134,365
  Exelon Corporation                         2,000              128,240
  Reliant Energy Inc.                        2,500               80,525

                                          Number of Shares or
                                           Principal Amount       Value
                                          ------------------- -------------

      Williams Companies Inc.                    4,500        $     148,275
                                                              -------------
                                                                    817,805
    Fiber Optics -- 0.82%
      Corning Inc.                               7,000              116,970
    Food, Beverages & Tobacco -- 1.50%
      Anheuser-Busch Companies Inc.              2,000               82,400
      PepsiCo Inc.                               3,000              132,600
                                                              -------------
                                                                    215,000
    Insurance -- 2.08%
      Cigna Corporation                          1,000               95,820
      Marsh & McLennan Companies
       Inc.                                      2,000              202,000
                                                              -------------
                                                                    297,820
    Machinery -- 5.82%
      Caterpillar Inc.                           4,500              225,225
      Deere & Company                            4,000              151,400
      Ingersoll-Rand Company                     6,000              247,200
      Pitney Bowes Inc.                          5,000              210,600
                                                              -------------
                                                                    834,425
    Manufacturing -- 1.08%
      Eaton Corporation                          2,200              154,220

    Metals & Mining -- 1.80%
      Alcoa Inc.                                 4,000              157,600
      USX-U.S. Steel Group                       5,000              100,750
                                                              -------------
                                                                    258,350
    Misc. Financial Services -- 3.81%
      Citigroup Inc.                             5,500              290,620
      Fannie Mae                                 3,000              255,450
                                                              -------------
                                                                    546,070
    Multi-Line Insurance -- 2.56%
      American General Corporation               4,000              185,800
      Lincoln National Corporation               3,500              181,125
                                                              -------------
                                                                    366,925
    Oil Services -- 5.70%
      Baker Hughes Inc.                          2,000               67,000
      Diamond Offshore Drilling Inc.             2,000               66,100
      Halliburton Company                        2,000               71,200
      Kerr-McGee Corporation                     1,500               99,405
      KeySpan Corporation                        5,000              182,400
      Murphy Oil Corporation                     1,300               95,680
      Phillips Petroleum Company                 1,500               85,500
      Schlumberger Ltd.                          1,400               73,710
      Tidewater Inc.                             2,000               75,400
                                                              -------------
                                                                    816,395
    Paper & Forest Products -- 1.93%
      Georgia-Pacific Group                      5,000              169,250
      International Paper Company                3,000              107,100
                                                              -------------
                                                                    276,350
    Paper Products -- 0.09%
      Mead Corporation                             500               13,570

    Pharmaceuticals -- 10.43%
      Abbott Laboratories                        3,000              144,030
      American Home Products Corporation         2,300              134,412
      Baxter International Inc.                  6,000              294,000
      Bristol-Myers Squibb Company               3,000              156,900
      Eli Lilly & Company                        1,700              125,800
      Johnson & Johnson                          3,000              150,000
      Merck & Company Inc.                       2,200              140,602
      Pfizer Inc.                                4,500              180,225
      Pharmacia Corporation                      1,700               78,115
      Schering-Plough Corporation                2,500               90,600
                                                              -------------
                                                                  1,494,684

                            MONY SERIES FUND, INC.
                    Equity Income Portfolio -- (Continued)
                     Portfolio of Investments (Unaudited)
                                 June 30, 2001


                                        Number of Shares or
                                         Principal Amount       Value
                                        ------------------- -------------

       Printing & Publishing -- 1.38%
         McGraw-Hill Companies Inc.            3,000        $     198,450

       Property-Casualty Insurance -- 2.58%
         Allstate Corporation                  4,000              175,960
         Chubb Corporation                     2,500              193,575
                                                            -------------
                                                                  369,535

       Raw Materials -- 1.15%
         Weyerhaeuser Company                  3,000              164,910

       Real Estate -- 1.18%
         Equity Residential Properties
          Trust                                3,000              169,650

       Retail -- 0.46%
         J. C. Penney Company Inc.             2,500               65,900

       Telecommunications -- 4.95%
         BellSouth Corporation                 5,000              201,350
         SBC Communications Inc.               4,000              160,240
         Sprint Corporation                    5,000              106,800
         Verizon Communications Inc.           4,500              240,750
                                                            -------------
                                                                  709,140
       Transportation -- 3.91%
         Burlington Northern Santa Fe
          Corporation                          4,500              135,765
         Canadian National Railway
          Company                              3,500              141,750
         CSX Corporation                       4,000              144,960
         Union Pacific Corporation             2,500              137,275
                                                            -------------
                                                                  559,750
                                                            -------------

                                           Number of Shares or
                                            Principal Amount      Value
                                           ------------------- -----------
      Total Domestic Common Stocks
      (Identified cost $10,877,757 )                           $12,961,388
      ---------------------------------------------------------------------

      Foreign Stocks -- 1.48%
      ---------------------------------------------------------------------

      Crude & Petroleum -- 0.70%
        BP Amoco (ADR)                             2,000            99,700

      Pharmaceuticals -- 0.78%
        GlaxoSmithKline (ADR)                      2,000           112,400
                                                               -----------

      Total Foreign Stocks
      (Identified cost $120,854)                                   212,100
      ---------------------------------------------------------------------

      Commercial Paper -- 2.86%
      ---------------------------------------------------------------------
      Kellogg Co.
        3.85% due 07/19/01                      $410,000           409,211
                                                               -----------

      Total Commercial Paper
      (Identified cost $409,211)                                   409,211
      ---------------------------------------------------------------------

      Repurchase Agreement -- 5.13%
      ---------------------------------------------------------------------
        State Street Bank & Trust
         Repurchase Agreement,
         3.45% due 07/02/01
         Maturity Value $735,211
         Collateral: U.S. Treasury Note,
         $690,000, 6.875%, due 05/15/06,
         Value $755,723                          735,000           735,000
                                                               -----------

      Total Repurchase Agreement
      (Identified cost $735,000)                                   735,000
      ---------------------------------------------------------------------

      Total Investments
      (Identified cost $12,142,822)                            $14,317,699

      Other Assets Less Liabilities -- 0.07%                        10,275
                                                               -----------

      Net Assets -- 100%                                       $14,327,974
      ---------------------------------------------------------------------
      ---------------------------------------------------------------------

(ADR) American Depository Receipt.

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                           June 30, 2001 (Unaudited)

                                                                    Equity Income
                                                                      Portfolio
                                                                    -------------
                              ASSETS:
Investments at value...............................................  $14,317,699
Receivable for fund shares sold....................................        1,356
Receivable for investments sold....................................       56,493
Dividends and interest receivable..................................       17,871
Cash and other assets..............................................          596
                                                                     -----------
     Total assets..................................................   14,394,015
                                                                     -----------
                           LIABILITIES:
Payable for fund shares redeemed...................................          107
Payable for investments purchased..................................       54,448
Investment advisory fees payable...................................        6,122
Administration fees payable........................................          367
Accrued expenses and other liabilities.............................        4,997
                                                                     -----------
     Total liabilities.............................................       66,041
                                                                     -----------
          Net Assets...............................................  $14,327,974
                                                                     ===========
                            NET ASSETS:
Paid-in capital....................................................   11,017,522
Undistributed (accumulated) net investment income (loss)...........      120,631
Undistributed (accumulated) net realized gain (loss) on investments    1,014,944
Unrealized appreciation (depreciation) on investments..............    2,174,877
                                                                     -----------
          Net Assets...............................................  $14,327,974
                                                                     ===========
Fund shares outstanding............................................      838,264
                                                                     -----------
Net asset value per share..........................................       $17.09
                                                                    =
Investments at cost................................................  $12,142,822
                                                                     ===========

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                           STATEMENTS OF OPERATIONS

              For the Six Months Ended June 30, 2001 (Unaudited)

                                                                              Equity
                                                                              Income
                                                                             Portfolio
                                                                            -----------
INVESTMENT INCOME:
   Interest................................................................ $    24,273
   Dividends...............................................................     150,390/(1)/
                                                                            -----------
       Total investment income.............................................     174,663
                                                                            -----------
EXPENSES:
   Investment advisory fees................................................      38,385
   Transfer agent fees.....................................................         302
   Custodian and fund accounting fees......................................       8,633
   Reports and notices to shareholders.....................................       2,388
   Administration fees.....................................................       2,303
   Directors' fees and expenses............................................         619
   Audit and legal fees....................................................         805
   Miscellaneous...........................................................         594
                                                                            -----------
       Total expenses......................................................      54,029
                                                                            -----------
     Less: Expense reimbursement...........................................          --
                                                                            -----------
       Total expenses, net of reimbursement................................      54,029
                                                                            -----------
          Net investment income (loss).....................................     120,634
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET:
   Net realized gain (loss) on investments.................................   1,011,384
   Net change in unrealized gain (loss) on investments.....................  (2,272,575)
                                                                            -----------
       Net realized and unrealized gain (loss) on investments..............  (1,261,191)
                                                                            -----------
       Net increase (decrease) in net assets resulting from operations..... $(1,140,557)
                                                                            ===========


                      See notes to financial statements.


--------------------------------------------------------------------------------
(1)Net of foreign taxes withheld of $537.

                            MONY SERIES FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                 June 30, 2001

                                                                                          Equity Income Portfolio
                                                                                         -------------------------
                                                                                          (Unaudited)
                                                                                          Six Months    Year Ended
                                                                                             Ended     December 31,
                                                                                         June 30, 2001     2000
                                                                                         ------------- ------------
Operations:
  Net investment income (loss)..........................................................  $   120,634  $   264,261
  Net realized gain (loss) on investments...............................................    1,011,384    1,489,332
  Net change in unrealized gain (loss) on investments...................................   (2,272,575)    (822,443)
                                                                                          -----------  -----------
  Increase (decrease) in net assets resulting from operations...........................   (1,140,557)     931,150
                                                                                          -----------  -----------
Distributions to shareholders from:
  Net investment income.................................................................     (258,089)    (297,279)
  Net realized gains on investments.....................................................   (1,501,749)  (2,450,693)
                                                                                          -----------  -----------
    Total distributions to shareholders.................................................   (1,759,838)  (2,747,972)
                                                                                          -----------  -----------
From capital share transactions:
  Shares sold...........................................................................      211,900      224,322
  Reinvestment of distributions.........................................................    1,759,838    2,747,972
  Shares redeemed.......................................................................   (1,735,977)  (2,622,622)
                                                                                          -----------  -----------
    Total increase (decrease) in net assets resulting from capital share transactions...      235,761      349,672
                                                                                          -----------  -----------
    Total increase (decrease) in net assets.............................................   (2,664,634)  (1,467,150)
Net assets:
  Beginning of period...................................................................   16,992,608   18,459,758
                                                                                          -----------  -----------
  End of period.........................................................................  $14,327,974  $16,992,608
                                                                                          ===========  ===========
Shares issued and redeemed:
  Issued................................................................................       11,289       11,466
  Issued in reinvestment of distributions...............................................      102,555      147,581
  Redeemed..............................................................................      (93,227)    (129,654)
                                                                                          -----------  -----------
      Net increase (decrease)...........................................................       20,617       29,393
                                                                                          ===========  ===========

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                             FINANCIAL HIGHLIGHTS
         For a share outstanding throughout each period is as follows:

                                                                                        Equity Income Portfolio
                                                                   --------------------------------------------------------
                                                                     (Unaudited)                Years Ended December 31,
                                                                   Six Months Ended ---------------------------------------
                                                                    June 30, 2001
                                                                                     2000       1999       1998     1997

----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............................     $ 20.78      $ 23.42    $ 25.95    $ 27.10  $ 23.44
                                                                       -------      -------    -------    -------  -------
Income from investment operations:
Net investment income (loss)......................................       0.14 (a)     0.32 (a)   0.38 (a)    0.78     0.61
Net realized and unrealized gain (loss) on investments............       (1.58)        0.68       1.90       2.62     5.96
                                                                       -------      -------    -------    -------  -------
Total from investment operations..................................       (1.44)        1.00       2.28       3.40     6.57
                                                                       -------      -------    -------    -------  -------
Dividends from net investment income..............................       (0.33)       (0.39)     (0.51)     (0.88)   (1.00)
Distributions from net capital gains..............................       (1.92)       (3.25)     (4.30)     (3.67)   (1.91)
                                                                       -------      -------    -------    -------  -------
Total distributions...............................................       (2.25)       (3.64)     (4.81)     (4.55)   (2.91)
                                                                       -------      -------    -------    -------  -------
Net asset value, end of period....................................     $ 17.09      $ 20.78    $ 23.42    $ 25.95  $ 27.10
                                                                       =======      =======    =======    =======  =======
Total return......................................................       (7.00)%(c)    6.07%      8.04%     12.63%   31.26%
Net assets, end of period (000)...................................     $14,328      $16,993    $18,460    $19,801  $20,721
Ratio of expenses (excluding expense reimbursements\reductions) to
 average net assets...............................................        0.71%(b)     0.73%      0.70%      0.76%    0.59%
Ratio of expenses to average net assets...........................        0.71%(b)     0.72%      0.70%      0.75%    0.58%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.................        1.57%(b)     1.58%      1.56%      1.86%    2.20%
Ratio of net investment income (loss) to average net assets.......        1.57%(b)     1.58%      1.57%      1.88%    2.20%
Portfolio turnover................................................          18%          31%        27%        28%      29%





                                                                    1996

----------------------------------------------------------------------------
Net asset value, beginning of period.............................. $ 19.61
                                                                   -------
Income from investment operations:
Net investment income (loss)......................................    0.98
Net realized and unrealized gain (loss) on investments............    2.89
                                                                   -------
Total from investment operations..................................    3.87
                                                                   -------
Dividends from net investment income..............................   (0.04)
Distributions from net capital gains..............................      --
                                                                   -------
Total distributions...............................................   (0.04)
                                                                   -------
Net asset value, end of period.................................... $ 23.44
                                                                   =======
Total return......................................................   19.76%
Net assets, end of period (000)................................... $18,572
Ratio of expenses (excluding expense reimbursements\reductions) to
 average net assets...............................................    0.55%
Ratio of expenses to average net assets...........................    0.54%
Ratio of net investment income (loss) (excluding expense
 reimbursements\reductions) to average net assets.................    2.78%
Ratio of net investment income (loss) to average net assets.......    2.79%
Portfolio turnover................................................      29%

--------
(a)Based on average shares outstanding.
(b)Annualized.
(c)Not annualized.

                      See notes to financial statements.

                            MONY SERIES FUND, INC.

                       NOTES TO THE FINANCIAL STATEMENTS

                           June 30, 2001 (Unaudited)

1. Organization and Business

   The Equity Income Portfolio (the "Portfolio") is one of the portfolios offered within the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management. The Equity Income Portfolio is presented here since it is the only portfolio available to the Individual Plans of the Keynote Series Account ("Keynote").

   The Fund is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of it financial statements.

2. Significant Accounting Policies

   Valuation of Investments--Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

   Short-term securities with 61 days or more to maturity at time of purchase are valued at market through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, when held by the Portfolio, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 2001, there were no such securities.

   Repurchase Agreements--Each portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, there by establishing a fixed investment return during the portfolio's holding period. Under each repurchase agreement, the portfolio receives, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

   Federal Income Taxes--No provision for Federal income or excise taxes is required because the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

   Security Transactions and Investment Income--Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

                            MONY SERIES FUND, INC.

                           June 30, 2001 (Unaudited)


   In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and was effective for fiscal years beginning after December 15, 2000. The revised Guide requires amortization of premiums and discounts on all fixed-income securities, and classification of paydown gains and losses (formerly included in realized gain/(loss)), as part of interest income. MSF had already recognized amortization for both premium and discount on all fixed-income securities, before adoption of the Audit and Accounting Guide, thus there was no financial statement impact related thereto.

   Expenses--Each portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets.

   Use of Estimates in Preparation of Financial Statements--Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Dividends and Distributions--Dividends from net investment income and net realized capital gains will normally be declared and reinvested annually in additional full and fractional shares. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States.

3. Investment Advisory Fees and Related Party Transactions

   Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors, officers and employees of the Portfolio who are affiliated with the Investment Adviser.

   For these services, the Investment Adviser receives an investment advisory fee. The fee is a daily charge equal to an annual rate of .50% of the first $400,000,000 of the average daily net assets of the Portfolio; .35% of the next $400,000,000 of the average daily net assets of the Portfolio; and .30% of the average daily net assets of the Portfolio in excess of $800,000,000.

   MONY America has contractually agreed to limit the portfolio's expenses through April 30, 2002 to the following expense ratios: Equity Income--1.05%

   Enterprise Capital Management ("ECM"), a wholly-owned subsidiary of MONY, provides administrative services to the Fund. For its services ECM receives an administrative fee, payable monthly and computed at annual rate equal to 0.03% of the Portfolio's average daily net assets.

   Aggregate directors' fees incurred for non-affiliated Directors of the Fund for the six months ended June 30, 2001 amounted to $21,963.

4. Capital Stock

   The Portfolio has 150 million authorized shares of capital stock with a par value of $.01 per share.

                            MONY SERIES FUND, INC.

                           June 30, 2001 (Unaudited)


5. Purchases and Sales of Investments

   For the six months ended June 30, 2001 purchases and sales proceeds of investments, other than short-term investments, were $2,583,834 and $4,048,887, respectively.

6. Tax Basis Unrealized Gain (Loss) of Investments and Distributions

   At June 30, 2001, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                          Net Unrealized
                                                           Appreciation
       Portfolio      Tax Cost  Appreciation Depreciation (Depreciation)
       ---------     ---------- ------------ ------------ --------------
       Equity Income 12,142,822  2,477,829     (302,952)    2,174,877

   Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, paydowns and losses deferred due to wash sales.

   Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications. Any taxable gain remaining at fiscal year end is distributed in the following year.